Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 9,907	$ 11,944	$ 7,509
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,183	1,141	1,277
Net (accretion) of purchase accounting adjustments	(494)	(188)	(526)
Net amortization of securities	173	260	378
Proceeds from sale of loans in secondary market	9,840	11,034	7,857
Loans disbursed for sale in secondary market	(9,530)	(10,692)	(7,592)
Amortization of mortgage servicing rights	68	55	71
Gain on sale of loans	(378)	(397)	(336)
Amortization of intangible assets	206	135	156
Deferred tax (benefit) expense	367	(134)	1,907
Provision for loan losses	1,000	1,039	2,564
Common stock issued to ESOP	328	295	428
Earnings on bank owned life insurance and annuity assets	(704)	(717)	(1,226)
Loss on sale of other real estate owned	57	21	134
Net write-down of other real estate owned	8	538	55
Net gain on branch divestitures	(1,256)
Change in accrued interest receivable	74	(135)	(188)
Change in accrued liabilities	2,376	1,946	1,681
Change in other assets	1,528	1,996	347
Net cash provided by operating activities	14,753	18,141	14,496
Cash flows from investing activities:
Proceeds from maturities and paydowns of securities available for sale	20,199	21,139	20,389
Purchases of securities available for sale	(20,126)	(23,757)	(25,177)
Proceeds from calls and maturities of securities held to maturity	3,754	1,711	1,419
Purchases of securities held to maturity			(389)
Proceeds from maturities of certificates of deposit in financial institutions			245
Purchases of certificates of deposit in financial institutions	(295)	(245)	(395)
Net change in loans	2,323	(9,981)	(37,918)
Proceeds from sale of other real estate owned	392	1,132	1,466
Purchases of premises and equipment	(6,232)	(2,725)	(1,727)
Disposals of premises and equipment	402
Proceeds from bank owned life insurance and annuity assets			2,107
Purchases of bank owned life insurance and annuity assets	(500)		(2,200)
Net cash (used in) investing activities	(83)	(12,726)	(42,180)
Cash flows from financing activities:
Change in deposits	(25,179)	(9,930)	66,444
Proceeds from common stock through dividend reinvestment	1,407	1,325	715
Cash dividends	(4,000)	(3,967)	(3,932)
Proceeds from Federal Home Loan Bank borrowings		8,000	4,785
Repayment of Federal Home Loan Bank borrowings	(3,676)	(3,162)	(5,318)
Change in other long-term borrowings	(2,046)	(989)	(459)
Change in other short-term borrowings		(85)	(144)
Net cash provided by (used in) by financing activities	(33,494)	(8,808)	62,091
Cash and cash equivalents:
Change in cash and cash equivalents	(18,824)	(3,393)	34,407
Cash and cash equivalents at beginning of year	71,180	74,573	40,166
Cash and cash equivalents at end of year	52,356	71,180	74,573
Supplemental disclosure:
Cash paid for interest	6,931	5,008	3,724
Cash paid for income taxes	890	2,050	2,236
Proceeds from bank owned life insurance and annuity assets not settled			1,993
Transfers from loans to other real estate owned	570	547	1,337
Other real estate owned sales financed by The Ohio Valley Bank Company			237
Initial recognition of operating lease right-of-use asset	1,280
Operating lease liability arising from obtaining right-of-use asset	$ 1,280